UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2016

Item 1.

Schedule of Investments

Consolidated Quarterly Holdings Report
for

Fidelity® Global Strategies Fund

August 31, 2016

DYS-QTLY-1016
1.852679.108

Consolidated Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorization of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 57.2%
	Shares	Value
Diversified Emerging Markets Funds - 7.0%
Fidelity Emerging Markets Fund (a)	274,224	$6,627,997
Fidelity Pacific Basin Fund (a)	200,683	5,761,613

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		12,389,610

Europe Stock Funds - 11.9%
Fidelity Europe Fund (a)	273,070	9,906,970
Global X FTSE Portugal 20 ETF	61,800	622,944
iShares MSCI Europe Financials ETF	226,300	3,917,253
iShares MSCI Ireland Capped ETF (b)	99,000	3,852,090
Vanguard FTSE European ETF	57,700	2,804,797

TOTAL EUROPE STOCK FUNDS		21,104,054

Foreign Large Growth Funds - 4.7%
Fidelity International Capital Appreciation Fund (a)	486,266	8,426,996
Japan Stock Funds - 6.3%
Fidelity Japan Smaller Companies Fund (a)	395,113	5,776,556
WisdomTree Japan Hedged Equity ETF	127,500	5,508,000

TOTAL JAPAN STOCK FUNDS		11,284,556

Large Growth Funds - 6.0%
Fidelity Capital Appreciation Fund (a)	128,894	4,199,366
Fidelity OTC Portfolio (a)	75,220	6,448,647

TOTAL LARGE GROWTH FUNDS		10,648,013

Large Value Funds - 8.5%
Fidelity Value Discovery Fund (a)	336,427	8,252,559
Fidelity Value Strategies Fund (a)	156,411	6,994,692

TOTAL LARGE VALUE FUNDS		15,247,251

Mid-Cap Growth Funds - 4.6%
Fidelity Mid-Cap Stock Fund (a)	239,424	8,272,100
Pacific Asia ex-Japan Stock Funds - 1.9%
Market Vectors Vietnam ETF (b)	219,200	3,327,456
Sector Funds - Natural Resources - 3.6%
Global X Uranium ETF (b)	188,700	2,590,851
Market Vectors Agribusiness ETF	73,700	3,754,278

TOTAL SECTOR FUNDS - NATURAL RESOURCES		6,345,129

Small Blend Funds - 2.7%
Fidelity Event Driven Opportunities Fund (a)	416,944	4,836,554
TOTAL EQUITY FUNDS
(Cost $101,828,845)		101,881,719

Fixed-Income Funds - 29.9%
Intermediate Government Funds - 14.6%
iShares 3-7 Year Treasury Bond ETF	205,900	25,992,817
Intermediate-Term Bond Funds - 2.6%
PIMCO Dynamic Credit Income Fund (b)	231,200	4,654,056
Long Government Bond Funds - 6.4%
iShares 10-20 Year Treasury Bond ETF	37,800	5,499,144
iShares 20+ Year Treasury Bond ETF	42,482	5,941,957

TOTAL LONG GOVERNMENT BOND FUNDS		11,441,101

Sector Funds - Real Estate - 5.0%
Fidelity Real Estate Income Fund (a)	419,296	5,165,731
iShares Mortgage Real Estate Capped ETF (b)	348,900	3,747,186

TOTAL SECTOR FUNDS - REAL ESTATE		8,912,917

World Bond Funds - 1.3%
SPDR Barclays Capital International Treasury Bond ETF (b)(c)	40,900	2,336,617
TOTAL FIXED-INCOME FUNDS
(Cost $49,650,362)		53,337,508

Other - 4.9%
Exchange-Traded Notes - Agriculture - 2.2%
iPath Bloomberg Grains Total Return Sub-Index ETN (issued by Barclays Bank PLC, maturity date 10/22/37)	144,700	3,859,149
Currency Funds - 2.7%
CurrencyShares Euro Trust ETF (b)(c)	44,500	4,834,925
TOTAL OTHER
(Cost $9,300,766)		8,694,074

Money Market Funds - 11.3%
Fidelity Cash Central Fund, 0.42% (d)	12,150,018	12,150,018
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (a)(e)	188,574	188,574
Fidelity Securities Lending Cash Central Fund 0.44% (d)(f)	7,782,125	7,782,125
TOTAL MONEY MARKET FUNDS
(Cost $20,120,717)		20,120,717
TOTAL INVESTMENT PORTFOLIO - 103.3%
(Cost $180,900,690)		184,034,018
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(5,910,761)
NET ASSETS - 100%		$178,123,257

Security Type Abbreviations

ETF – Exchange-Traded Fund

ETN – Exchange-Traded Note

Legend

 (a) Affiliated Fund

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,750
Fidelity Securities Lending Cash Central Fund	47,297
Total	$49,047

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$4,147,809	$--	$--	$--	$4,199,366
Fidelity Emerging Markets Fund	6,131,652	--	--	--	6,627,997
Fidelity Europe Fund	9,863,279	--	--	--	9,906,970
Fidelity Event Driven Opportunities Fund	4,699,192	37,230	--	37,230	4,836,554
Fidelity International Capital Appreciation Fund	10,051,336	--	1,800,000	--	8,426,996
Fidelity Investments Money Market Government Portfolio Institutional Class	188,434	140	--	140	188,574
Fidelity Japan Smaller Companies Fund	5,638,266	--	--	--	5,776,556
Fidelity Mid-Cap Stock Fund	7,878,962	419,562	--	18,587	8,272,100
Fidelity OTC Portfolio	6,033,430	--	--	--	6,448,647
Fidelity Pacific Basin Fund	5,434,499	--	--	--	5,761,613
Fidelity Real Estate Income Fund	4,902,675	53,092	--	53,092	5,165,731
Fidelity Value Discovery Fund	8,006,967	--	--	--	8,252,559
Fidelity Value Strategies Fund	6,775,717	--	--	--	6,994,692
Total	$79,752,218	$510,024	$1,800,000	$109,049	$80,858,355

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$71,979	$4,522,000	$--	$3,913,408
Total	$71,979	$4,522,000	$--	$3,913,408

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2016, the Fund held $3,913,408 in the Subsidiary, representing 2.2% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $182,476,714. Net unrealized appreciation aggregated $1,561,378, of which $7,262,081 related to appreciated investment securities and $5,700,703 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2016